Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.0%)
Alphabet, Inc. - Class A *	276,508	36,184
Meta Platforms, Inc. - Class A *	59,144	17,756
Omnicom Group, Inc.	44,306	3,300
Roku, Inc. *	33,027	2,331
Spotify Technology SA*	23,986	3,709
T-Mobile US, Inc. *	48,561	6,801
The Walt Disney Co. *	34,178	2,770

Total		72,851

Consumer Discretionary (10.9%)
Airbnb, Inc. *	45,457	6,237
Amazon.com, Inc. *	241,733	30,729
AutoZone, Inc. *	2,241	5,692
Chipotle Mexican Grill, Inc.*	2,177	3,988
D.R. Horton, Inc.	7,789	837
Ford Motor Co.	53,319	662
Lennar Corp. - Class A	19,120	2,146
Marriott International, Inc. - Class A	20,559	4,041
Tesla, Inc. *	5,633	1,410
The TJX Cos., Inc.	118,195	10,505

Total		66,247

Consumer Staples (4.8%)
Constellation Brands, Inc. - Class A	25,962	6,525
Haleon PLC	210,100	1,750
Lamb Weston Holdings, Inc.	19,068	1,763
Monster Beverage Corp.*	162,132	8,585
Philip Morris International, Inc.	111,860	10,356

Total		28,979

Energy (5.7%)
BP PLC, ADR	228,659	8,854
ConocoPhillips	42,300	5,067
EOG Resources, Inc.	12,787	1,621
EQT Corp.	34,900	1,416
Marathon Petroleum Corp.	33,359	5,049
Schlumberger, Ltd.	39,434	2,299
Shell PLC	129,715	8,351
Targa Resources Corp.	23,188	1,988

Total		34,645

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Financials (13.8%)
American Express Co.	24,198	3,610
Arch Capital Group, Ltd.*	34,264	2,731
Ares Management Corp. - Class A	97,119	9,991
Berkshire Hathaway, Inc. - Class B *	41,421	14,510
Block, Inc. - Class A *	64,395	2,850
Chubb, Ltd.	16,946	3,528
Everest Re Group, Ltd.	4,095	1,522
FLEETCOR Technologies, Inc. *	12,815	3,272
Global Payments, Inc.	38,221	4,410
JPMorgan Chase & Co.	98,190	14,240
KKR & Co., Inc.	31,005	1,910
Marsh & McLennan Cos., Inc.	22,117	4,209
PayPal Holdings, Inc. *	36,888	2,156
The Progressive Corp.	25,263	3,519
S&P Global, Inc.	18,028	6,588
Visa, Inc. - Class A	20,055	4,613

Total		83,659

Health Care (14.6%)
Abbott Laboratories	36,600	3,545
Agilent Technologies, Inc.	18,922	2,116
Alnylam Pharmaceuticals, Inc.*	3,395	601
AmerisourceBergen Corp.	18,228	3,281
AstraZeneca PLC, ADR	59,488	4,029
Biogen, Inc. *	5,518	1,418
Boston Scientific Corp.*	64,551	3,408
Centene Corp. *	29,861	2,057
Danaher Corp.	23,492	5,828
Dexcom, Inc. *	21,756	2,030
Edwards Lifesciences Corp.*	36,377	2,520
Elevance Health, Inc.	4,918	2,141
Eli Lilly & Co.	20,725	11,132
Gilead Sciences, Inc.	11,872	890
GSK PLC, ADR	39,729	1,440
HCA Healthcare, Inc.	8,897	2,189
Humana, Inc.	6,833	3,324
Illumina, Inc. *	10,195	1,400
Insulet Corp. *	8,227	1,312
Laboratory Corp. of America Holdings	9,940	1,998
Merck & Co., Inc.	66,781	6,875
Moderna, Inc. *	2,685	277
Molina Healthcare, Inc.*	9,127	2,993

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Novartis AG, ADR	18,566	1,891
Pfizer, Inc.	159,020	5,275
Regeneron Pharmaceuticals, Inc.*	1,941	1,597
Seagen, Inc. *	3,795	805
Stryker Corp.	5,513	1,507
UnitedHealth Group, Inc.	10,806	5,448
Vertex Pharmaceuticals, Inc.*	6,755	2,349
Zoetis, Inc.	16,957	2,950

Total		88,626

Industrials (9.2%)
AMETEK, Inc.	12,714	1,879
The Boeing Co. *	11,564	2,216
Builders FirstSource, Inc.*	22,931	2,855
C.H. Robinson Worldwide, Inc.	52,586	4,529
Caterpillar, Inc.	2,273	620
Ceridian HCM Holding, Inc.*	50,869	3,451
Deere & Co.	1,107	418
Delta Air Lines, Inc.	112,199	4,151
Emerson Electric Co.	12,345	1,192
Equifax, Inc.	6,662	1,220
Fortive Corp.	42,692	3,166
General Dynamics Corp.	17,472	3,861
Honeywell International, Inc.	10,860	2,006
Ingersoll-Rand, Inc.	28,370	1,808
Johnson Controls International PLC	18,546	987
Lockheed Martin Corp.	6,453	2,639
PACCAR, Inc.	36,476	3,101
Raytheon Technologies Corp.	32,804	2,361
Trane Technologies PLC	11,999	2,435
Uber Technologies, Inc.*	125,023	5,750
Waste Connections, Inc.	12,477	1,676
Westinghouse Air Brake Technologies Corp.	34,785	3,697

Total		56,018

Large Cap Core Stock Portfolio

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Information Technology (20.4%)
Advanced Micro Devices, Inc. *	78,281	8,049
Apple, Inc.	128,322	21,970
First Solar, Inc. *	6,833	1,104
HubSpot, Inc. *	2,958	1,457
KLA Corp.	9,406	4,314
Marvell Technology, Inc.	50,416	2,729
Micron Technology, Inc.	54,457	3,705
Microsoft Corp.	123,566	39,016
NVIDIA Corp.	14,750	6,416
ON Semiconductor Corp.*	29,091	2,704
Palo Alto Networks, Inc.*	5,991	1,404
Salesforce, Inc. *	22,278	4,518
ServiceNow, Inc. *	7,891	4,411
Shopify, Inc. *	99,596	5,435
Snowflake, Inc. *	5,806	887
Synopsys, Inc. *	3,968	1,821
Teradyne, Inc.	24,688	2,480
Texas Instruments, Inc.	45,321	7,206
VeriSign, Inc. *	7,889	1,598
Workday, Inc. - Class A *	10,795	2,319

Total		123,543

Materials (2.4%)
Ball Corp.	17,875	890
Celanese Corp. - Class A	24,344	3,056
Crown Holdings, Inc.	13,913	1,231
FMC Corp.	30,316	2,030
Linde PLC	13,257	4,936
PPG Industries, Inc.	19,206	2,493

Total		14,636

Real Estate (1.9%)
AvalonBay
Communities, Inc.	10,899	1,872
CBRE Group, Inc. - Class A *	36,495	2,696
CoStar Group, Inc. *	15,751	1,211
Prologis, Inc.	24,873	2,791
Welltower, Inc.	39,800	3,260

Total		11,830

Utilities (2.7%)
Atmos Energy Corp.	24,393	2,584
Edison International	45,432	2,876
Exelon Corp.	79,369	2,999
NextEra Energy, Inc.	62,484	3,580
PG&E Corp. *	257,784	4,158

Total		16,197

Total Common Stocks (Cost: $507,054)		597,231

Investment Companies (1.0%)	Shares/ Par +	Value $ (000’s)
Investment Companies (1.0%)
SPDR S&P 500 ETF Trust	14,651	6,263

Total		6,263

Total Investment Companies (Cost: $6,385)		6,263

Total Investments (99.4%) (Cost: $513,439)@		603,494

Other Assets, Less Liabilities (0.6%)		3,619

Net Assets (100.0%)		607,113

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $513,439 and the net unrealized appreciation of investments based on that cost was $90,055 which is comprised of $112,270 aggregate gross unrealized appreciation and $22,215 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$597,231	$—	$—

Investment Companies	6,263	—	—

Total Assets:	$603,494	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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